NON-CONTROLLING INTEREST	12 Months Ended
Jun. 30, 2023
NON-CONTROLLING INTEREST.
NON-CONTROLLING INTEREST

NOTE 20. NON-CONTROLLING INTEREST

Non-controlling interest consisted of the following:

	As of June 30, 2022
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥—	¥6,656,000	$993,771
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(48,870,000)	(48,870,000)	(7,296,511)
Unappropriated retained earnings (deficit)	3,477,493	3,616,001	(4,972,129)	(1,520,225)	(893,405)	(292,265)	(43,635)
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	(30,703)	(4,584)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	34,790,000	5,194,303
Total non-controlling interests	¥5,109,643	¥3,804,148	¥(167,129)	¥(1,520,225)	(14,973,405)	¥(7,746,968)	$(1,156,656)

	As of June 30, 2023
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥—	¥6,656,000	$917,904
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(48,870,000)	(48,870,000)	(6,739,481)
Unappropriated retained earnings (deficit)	3,477,494	3,616,001	(6,336,893)	(1,561,196)	(1,796,762)	(2,601,356)	(358,742)
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	(30,703)	(4,234)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	34,790,000	4,797,760
Total non-controlling interests	¥5,109,644	¥3,804,148	¥(1,531,893)	¥(1,561,196)	(15,876,762)	¥(10,056,059)	$(1,386,793)